DEBT (Schedule of Component of Term Debt Liability Carrying Values) (Details) - Term Debt $ in Thousands	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Principal	$ 215,000
Less: Debt issuance costs, net of amortization	(1,687)
Net carrying amount	$ 213,313